Significant Accounting Policies (Details) - EUR (€) € in Millions	1 Months Ended	12 Months Ended
	Oct. 30, 2021	Dec. 31, 2022	Dec. 31, 2021
Significant Accounting Policies (Details) [Line Items]
German federal government	€ 43.7
Grant payment received	41.4
Grant amount	€ 15.9
Percentage of grant	80.00%
Initial amount	€ 25.8
Grant funding		€ 25.6
Amount received		€ 17.3	€ 8.3
Amortized period		3 years
Volatility assumption		135.00%
Accrued payment		€ 2.3	5.9
Other assets		€ 10.6	€ 9.8
Bottom of range [member]
Significant Accounting Policies (Details) [Line Items]
Rental contracts fixed period		1 year
Top of range [member]
Significant Accounting Policies (Details) [Line Items]
Rental contracts fixed period		3 years
Laboratory equipment [Member] | Bottom of range [member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives		3 years
Laboratory equipment [Member] | Top of range [member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives		13 years
Office equipment [member] | Bottom of range [member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives		1 year
Office equipment [member] | Top of range [member]
Significant Accounting Policies (Details) [Line Items]
Estimated useful lives		5 years